Other revenues (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Revenues
Noncontrolling interests without SEI	SFr 3	SFr 4	SFr 9
Loans held-for-sale	3	(51)	(19)
Long-lived assets held-for-sale	(18)	437	36
Equity method investments	233	208	243
Other investments	80	0	144
Other	908	758	701
Other revenues	1,209	1,356	1,114
Bank
Other Revenues
Noncontrolling interests without SEI	0	0	3
Loans held-for-sale	3	(51)	(19)
Long-lived assets held-for-sale	(18)	437	36
Equity method investments	229	205	241
Other investments	81	7	147
Other	1,006	892	829
Other revenues	SFr 1,301	SFr 1,490	SFr 1,237